Transactions and Balances with Related Parties (Details) - Schedule of compensation to key management personnel for employee services $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Schedule of compensation to key management personnel for employee services [Abstract]
Salaries, management and consulting fees and other short-term benefits	$ 276	$ 290	$ 283
Pension, post retirement and other benefits	2	7	7
Share-based payments	51	5	22
Total compensation expense	$ 329	$ 302	$ 312
Number of persons	8	8	9